RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9 - RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2016 and 2015, the Company has engaged in the following transactions with related parties:

Six Months Ended June 30, 2016

Series B Preferred Stock Private Placement

On June 15, 2016, the Company entered into the Series B Purchase Agreement with certain institutional and accredited investors (the “Purchasers”) in connection with the Series B Offering.

In connection with the Series B Offering, the Company issued to the Purchasers warrants to purchase approximately 9.1 million shares of Common Stock. The warrants have an exercise price of $2.50 per share, and are immediately exercisable from the issuance date, for a period of two years, subject to certain conditions.

The Company also entered into a registration rights agreement (the “Registration Rights Agreement”) whereby the Company agreed to register, on behalf of the Purchasers, the shares of Common Stock issuable upon conversion of the Series B Preferred Stock and the shares of Common Stock underlying the warrants. Pursuant to the terms of the Registration Rights Agreement, the Company must file a registration statement within one hundred twenty days of the closing and is required to obtain the effectiveness of such registration statement within one hundred and twenty calendar days following June 15, 2016 (or, in the event of a review by the Commission, the one hundred and eighty days).

On June 6, 2016, as subsequently amended, the Company entered into a Transaction Fee Agreement with TRW, a more than 5% stockholder of the Company, in connection with the Series B Preferred Offering to act as co-broker dealers along with KES7, and as administrative agent. TRW received a cash fee of $500,000 and broker warrants to purchase up to 452,724 shares of Common Stock, at an exercise price of $1.30, exercisable on or after September 17, 2016, for a period of two years. Of the cash fee paid to TRW, $150,000 was reinvested into the Series B Preferred Offering in exchange for 150 shares of Series B Preferred Stock and the related warrants to purchase 68,182 shares of Common Stock at an exercise price of $2.50. These fees were recorded as a reduction to equity.

Certain other Purchasers in the Offering include related parties of the Company, such as Abraham Mirman, the Company's Chief Executive Officer and a director, through the Bralina Group, LLC for which Mr. Mirman holds shared voting and dispositive power ($1.65 million); Ronald D. Ormand, the Company's Executive Chairman of the Board through Perugia Investments LP for which Mr. Ormand holds sole voting and dispositive power ($1.0 million), Kevin Nanke, the Company's Chief Financial Officer, through KKN Holdings LLC, for which Mr. Nanke holds sole voting and dispositive power ($200,000), R. Glenn Dawson, a director of the Company ($125,000), Pierre Caland through Wallington Investment Holdings, Ltd. a more than 5% shareholder of our Company ($250,000) and Bryan Ezralow through various entities beneficially owned by him ($1.3 million).

Debenture Conversion Agreement

On December 29, 2015, the Company entered into the Debenture Conversion Agreement with all of the remaining holders of the Debentures. The terms of the Debenture Conversion Agreement provided that the entire amount of approximately $6.85 million in outstanding Debentures automatically converted into Common Stock upon the closing of the Merger, provided that we obtain the requisite stockholder approval as required by the Nasdaq Marketplace Rules, which was obtained on May 23, 2016.

On June 23, 2016, pursuant to the terms of the Debenture Conversion Agreement, dated as of December 29, 2015, the Company’s remaining outstanding 8% Convertible Debentures converted automatically upon consummation of the Merger at $5.00 per share, resulting in the issuance of 1,369,293 shares of Common Stock. In exchange for the reduction in conversion price, all accrued but unpaid interest was forfeited. The modification of such conversion rate resulted in an immaterial gain.  The Convertible Debentures and associated derivative liability was then reclassified to additional paid in capital.

Certain parties to the Debenture Conversion Agreement include related parties of the Company, such as the Steven B. Dunn and Laura Dunn Revocable Trust dated 10/28/10, of which its respective Debenture amount converted was approximately $1.02 million, Bryan Ezralow through EZ Colony Partners, LLC of which his respective Debenture amount converted was approximately $1.54 million and Pierre Caland through Wallington Investment Holdings, Ltd., of which its respective Debenture amount converted was approximately $2.09 million. Each of the Steven B. Dunn and Laura Dunn Revocable Trust dated 10/28/10 and Wallington Investment Holdings, Ltd. were a more than 5% shareholder of the Company on the date of conversion.

Series A Preferred Stock

On May 30, 2014, the Company entered into a securities purchase agreement with accredited investors, pursuant to which it issued an aggregate of $7.5 million in Series A Preferred Stock with a conversion price of $24.10 and warrants to purchase up to 155,602 shares of Common Stock.

On June 23, 2016, after the receipt of requisite stockholder approval and in connection with the consummation of the Merger, all outstanding shares of Series A Preferred Stock were converted into Common Stock at a reduced conversion price of $5.00 a share, resulting in the issuance of 1,500,000 shares of Common Stock. In exchange for the reduction in conversion price from $24.10 per share to $5.00 per share, all accrued but unpaid dividends were forfeited.

Several of the Company’s officers, directors and affiliates were investors in the Series A Preferred Stock and converted their shares at $5.00 including Abraham Mirman ($250,000), Ronald D. Ormand (through Perugia Investments ($500,000), Nuno Brandolini ($100,000), General Merrill McPeak ($250,000), TRW ($779,000) and Pierre Caland through Wallington Investment Holdings, Ltd. ($125,000).

Convertible Notes

In a series of transactions from December 29, 2015 to May 6, 2016, the Company issued an aggregate of approximately $5.8 million in ElementName = us-gaap:ProceedsFromIssuanceOfPrivatePlacement Period = 12-29-2015 To 05-06-2016 UnitRef = USD Scale = 0 Decimal = 0 FootNote = Null Dimension = T.R. Winston Company, LLC [Member]|Convertible Notes [Member]aturing on June 30, 2016 and April 1, 2017 at a conversion price of $5.00 and warrants to purchase an aggregate of approximately 2.3 million shares of Common Stock with an exercise price of $2.50 for warrants issued between December 2015 and March 2016 and $0.10 for the warrants issued in May 2016. The Purchasers include certain related parties of us, including Abraham Mirman, the Chief Executive Officer and a director of the Company ($750,000), the Bruin Trust (the “Bruin Trust”), an irrevocable trust managed by an independent trustee and whose beneficiaries include the adult children of Ronald D. Ormand, Executive Chairman of the Board ($1.15 million), General Merrill McPeak, a director of the Company ($250,000), Nuno Brandolini, a director of the Company ($250,000), Glenn Dawson, a director of the Company ($50,000), Kevin Nanke, the Chief Executive Officer of the Company ($100,000, which was reinvested instead of a cash bonus payment due to Mr. Nanke pursuant to his prior executive employment agreement), Pierre Caland through Wallington Investment Holdings, Ltd. ($300,000), who held more than 5% of the Company’s Common Stock prior to the Merger and TRW ($400,000).

Subsequently, warrants to purchase up to 620,000 shares of Common Stock issued in connection with the ElementName = us-gaap:ProceedsFromIssuanceOfPrivatePlacement Period = 12-29-2015 To 05-06-2016 UnitRef = USD Scale = 0 Decimal = 0 FootNote = Null Dimension = T.R. Winston Company, LLC [Member]|Convertible Notes [Member]etween December 2015 and March 2016 were amended and restated to reduce the exercise price to $0.10 in exchange for additional consideration given to the Company in the form of participation in the May Convertible Notes offering. Of those warrants, a total of 80,000 warrants were exercised. Additionally, during the three months ended June 30, 2016, in exchange for several offers to immediately exercise a portion of each investor’s outstanding warrants issued between 2013 and 2014, the Company reduced the exercise price on warrants to purchase a total of 416,454 shares of Common Stock ranging from $42.50 to $25.00 per share to $0.10 per share, of which a total of 315,990 were subsequently exercised, resulting in the issuance of an aggregate amount of 300,706 shares of Common Stock due to certain cashless exercises. TRW net exercised warrants to purchase 80,000 shares of Common Stock at a reset exercise price of $0.10, resulting in the issuance of 75,820 shares.

In connection with the closing of the Merger, on June 23, 2016, certain holders of Convertible Notes in an aggregate principal amount of approximately $4.0 million entered into the Note Conversion Agreement. The terms of the Note Conversion Agreement provided that the Notes were automatically converted into Common Stock upon the closing of the Merger. Pursuant to the terms of the Conversion Agreement, the conversion price was reduced to $1.10, which resulted in the issuance of 3,636,363 shares of Common Stock. Holders of these Convertible Notes waived and forfeited any and all rights to receive accrued but unpaid interest. The Company accounted for the reduction in the conversion price as an inducement expense and recognized $3.4 million in other income (expense). For a more detailed description of the terms of the Convertible Notes see Note 7 — Loan Agreements — Convertible Notes. Each of the Company’s officers and directors who were purchasers of the Convertible Notes and Pierre Caland through Wallington Investments, Ltd., were signatories to the Note Conversion Agreement and converted their outstanding amounts in full.

T.R. Winston also received an advisory fee on the Convertible Notes in the amount of $350,000, which was subsequently reinvested in full into the Series B Preferred Offering for 350 shares of Series B Preferred Stock and related warrants to purchase up to 159,091 shares of Common Stock.

SOS Ventures

In connection with the Merger, SOS, Brushy’s former subordinated lender, and currently a more than 5% stockholder of the Company, agreed to extinguish approximately $20.5 million of its outstanding debt in exchange for Brushy’s divestiture of its properties to SOS in the Giddings Field, the SOS Note and the SOS Warrant, which was completed on June 23, 2016.

Employment Agreements with Officers

On July 5, 2016, the Company entered into new employment agreements with each of its executive officers (each an “Executive”), effective as of the Effective Time, subject to certain exceptions. The initial term of the agreements is scheduled to end on December 31, 2017, and the agreement will renew automatically for additional one-year periods beginning on December 31, 2017, unless either party gives notice of non-renewal at least 180 days before the end of the then-current term. The agreement replaces in its entirety each Executive’s prior employment agreement with Brushy or us, as applicable.

Under each employment agreement, the Executive will be entitled to a lump sum severance payment equal to 12 months of base salary and 12 months of COBRA premiums upon a termination by the Company without cause or a termination by him for good reason. Upon a termination by the Company without cause or a termination by the Executive for good reason within 12 months following a change in control, he will be entitled to a lump sum severance payment equal to 24 months of base salary and 24 months of COBRA premiums. Upon a termination due to disability, the Executive will be entitled to a lump sum severance payment equal to six months of COBRA premiums. All severance payments under the Executives’ employment agreements are subject to each Executive’s execution and non-revocation of a release of claims against the Company. The severance payments are also subject to reduction in order to avoid an excise tax associated with Section 280G of the Internal Revenue Code, but only if that reduction would result in the Executive receiving a greater net after tax benefit as a result of the reduction.

All payments to the Executives under each of their employment agreements will be subject to clawback in the event required by applicable law. Further, each Executive is subject to non-competition, non-solicitation, anti-raiding, and confidentiality provisions under the employment agreement.

Employment Agreement with Abraham Mirman, Chief Executive Officer of the Company

Pursuant to Mr. Mirman’s employment agreement he will serve as Chief Executive Officer with a base salary of $350,000 for the first year of the agreement, $375,000 for the second year of the agreement, and $425,000 for the third year of the agreement, which will be reviewed on an annual basis. Mr. Mirman is entitled to a bonus under the agreement equal to $175,000, payable in cash on our first regular payroll date following the Effective Date. Mr. Mirman will be eligible to receive a cash bonus equal to a percentage of his base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX, as defined in each of the employment agreements (“EBITDAX”) and cash on hand performance measures during the first year of the agreement. Mr. Mirman will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On June 24, 2016, Mr. Mirman received a grant of stock options under the Company’s 2016 Omnibus Incentive Plan to purchase 1,250,000 shares of common stock with an exercise price of $1.34. This option vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Employment Agreement with Ronald Ormand, Executive Chairman of the Company

Pursuant to Mr. Ormand’s employment agreement, which was effective as of July 11, 2016, his base salary is $300,000 for the first year of the agreement, $350,000 for the second year of the agreement, and $400,000 for the third year of the agreement, which will be reviewed on an annual basis. Mr. Ormand will be eligible to receive a cash bonus equal to a percentage of his base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX and cash on hand performance measures during the first year of the agreement. Mr. Ormand will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On July 7, 2016, Mr. Ormand received a grant of restricted stock under our 2016 Omnibus Incentive Plan to purchase 1.25 million shares of restricted Common Stock. The restricted Common Stock vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Employment Agreement with Michael Pawelek, President of the Company

Mr. Pawelek’s initial base salary under his employment agreement under which he will serve as President of the Company is $307,000, which will be reviewed on an annual basis. Mr. Pawelek will be eligible to receive a cash bonus equal to a percentage of his base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX and cash on hand performance measures during the first year of the agreement. Mr. Pawelek will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On June 24, 2016, Mr. Pawelek received a grant of stock options under the Company’s 2016 Omnibus Incentive Plan to purchase 375,000 shares of common stock with an exercise price of $1.34. This option vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Employment Agreement with Kevin Nanke, Chief Financial Officer of the Company.

Mr. Nanke’s initial base salary under the agreement, under which he will serve as Chief Financial Officer is $275,000, which will be reviewed on an annual basis. Mr. Nanke is entitled to a bonus equal to $125,000, payable in cash on our first regular payroll following June 24, 2016. Mr. Nanke will be eligible to receive a cash bonus equal to a percentage of his base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX and cash on hand performance measures during the first year of the agreement. Mr. Nanke will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On June 24, 2016, Mr. Nanke received a grant of stock options under the Company’s 2016 Omnibus Incentive Plan to purchase 625,000 shares of common stock with an exercise price of $1.34. This option vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Additionally, pursuant to Mr. Nanke’s former employment agreement with the Company, dated as of March 18, 2016, he was entitled to receive a performance bonus of $100,000 if the Company were to achieve certain compliance goals set forth therein. In May 2016, the Board approved the reinvestment by Mr. Nanke of his performance bonus in the amount of $100,000 into the May Offering, pursuant to the same terms as the May Offering.

Employment Agreement with Edward Shaw, Executive Vice President and Chief Operating Officer of the Company

Mr. Shaw’s initial base salary under his employment agreement under which he will serve as Executive Vice President - Chief Operating Officer is $267,000, which will be reviewed on an annual basis. Mr. Shaw will be eligible to receive a cash bonus equal to a percentage of his base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX and cash on hand performance measures during the first year of the agreement. Mr. Shaw will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On June 24, 2016, Mr. Shaw received a grant of stock options under the Company’s 2016 Omnibus Incentive Plan to purchase 375,000 shares of common stock with an exercise price of $1.34. This option vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Employment Agreement with Ariella Fuchs, General Counsel and Secretary of the Company

Ms. Fuchs’ initial base salary under the employment agreement, under which she will serve as General Counsel and Secretary is $250,000, which will be reviewed on an annual basis. Ms. Fuchs is entitled to a bonus equal to $112,500, payable in cash on our first regular payroll date following the Effective Date. Ms. Fuchs will be eligible to receive a cash bonus equal to a percentage of her base salary (ranging from 0% to 500%) depending on the level of achievement of certain BOE per day, EBITDAX and cash on hand performance measures during the first year of the agreement. Ms. Fuchs will also be eligible to receive awards of equity and non-equity compensation and to participate in our annual and long-term incentive plans, in each case as determined by the Board in its discretion. On June 24, 2016, Ms. Fuchs received a grant of stock options under our 2016 Omnibus Incentive Plan to purchase 375,000 shares of common stock with an exercise price of $1.34. This option vests over two years, with 34% vesting on the date of the grant, 33% vesting on the first anniversary of the date of the grant and 33% vesting on the second anniversary of the date of the grant, subject to continued service through each vesting date.

Quarter Ended June 30, 2015

On March 20, 2014, the Company entered into an Engagement Agreement (the “Engagement Agreement”) with MLV & Co. LLC (“MLV”), pursuant to which MLV acted as the Company’s exclusive financial advisor. Ronald D. Ormand, a member of the Company’s board of directors since February 2015 and the current Executive Chairman of the Company, was previously the Managing Director and Head of the Energy Investment Banking Group at MLV. The Engagement Agreement provided for a fee of $25,000 to be paid monthly to MLV, subject to certain adjustments and other specific fee arrangements in connection with the nature of financial services being provided. The Company expensed $75,000 and $175,000 for the three and six months ended June 30, 2015, respectively. On May 27, 2015, MLV agreed to take $150,000 of its accrued fees in the Company’s Common Stock and was issued 75,000 shares in lieu of payment. The closing share price on May 27, 2015 was $1.56. The term of Engagement Agreement expired on October 31, 2015.

Additionally, MLV had been involved in certain initial discussions relating to the Merger for which they did not receive a fee.

NOTE 9 - RELATED PARTY TRANSACTIONS

During the fiscal years ended December 31, 2015 and 2014, the Company has engaged in the following transactions with related parties:

Debenture Conversion Agreement

On December 29, 2015, the Company entered into a Debenture Conversion Agreement between with all of the remaining holders of its Debentures. The terms of the Agreement provide that the entire amount of approximately $6.85 million in outstanding Debentures are automatically converted into the Company’s Common Stock upon the closing of the proposed merger with Brushy Resources, Inc., or the Conversion Date, provided that the Company obtains the requisite stockholder approval as required by the Nasdaq Marketplace Rules, which it plans to seek at the next stockholders’ meeting to be held in connection with approving the proposed merger with Brushy Resources, Inc. Pursuant to the terms of the Debenture Conversion Agreement, the Debentures will be converted at a price of $5.00, or the Conversion Price, which will result in the issuance of an aggregate of 1,369,293 shares of Common Stock upon conversion of the Debentures. Holders of the Debentures have waived and forfeited any and all rights to receive accrued but unpaid interest. Upon the conversion of the Debentures, the holders’ security interest will also be extinguished.

Certain parties to the Debenture Conversion Agreement include related parties of our the Company, such as the Steven B. Dunn and Laura Dunn Revocable Trust dated October 28, 2010, of which its respective Debenture amount to be converted on the Conversion Date is $1,017,111, and Wallington Investment Holdings, Ltd., of which its respective Debenture amount to be converted on the Conversion Date is $2,090,180. Each of the Steven B. Dunn and Laura Dunn Revocable Trust dated October 28, 2010 and Wallington Investment Holdings, Ltd. are a more than 5% shareholder of our company.

From December 29, 2015 to January 5, 2016, the Company entered into 12% Convertible Subordinated Note Purchase Agreements with various lending parties, or the Purchasers, for the issuance of an aggregate principal amount of $3.75 million unsecured subordinated convertible notes, or the Convertible Notes, which includes the $750,002 of short-term notes exchanged for Convertible Notes by the Company and warrants to purchase up to an aggregate of approximately 1,500,000 shares of Common Stock at an exercise price of $2.50 per share. As of December 31, 2015, $2.95 million Convertible Notes were outstanding. The proceeds from this financing was used to pay a $2 million refundable deposit in connection with the Merger, to fund approximately $1.3 million of interest payments to certain of our lenders and for the Company’s working capital and accounts payables.

The Convertible Notes bear interest at a rate of 12% per annum, payable at maturity on June 30, 2016. The Convertible Notes and accrued but unpaid interest thereon are convertible in whole or in part from time to time at the option of the holders thereof into shares of our common stock at a conversion price of $5.00. The Convertible Notes may be prepaid in whole or in part by paying all or a portion of the principal amount to be prepaid together with accrued interest thereon to the date of prepayment at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding. The Convertible Notes contain customary events of default, which, if uncured, entitle each noteholder to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest, subject to certain subordination provisions.

The Purchasers include certain related parties of the Company, including Abraham Mirman, our Chief Executive Officer and a member of the Board of Directors ($750,000 including the short-term note exchange investment), the Bruin Trust, an irrevocable trust managed by an independent trustee and whose beneficiaries include the adult children of Ronald D. Ormand, Chairman of the Company’s Board of Directors ($1.15 million) and Pierre Caland through Wallington Investment Holdings, Ltd. ($300,000), who holds more than 5% of our Common Stock.

Certain of the Company’s officers, directors and consultants who the Company entered into short-term note agreements with in 2015, also entered into note exchange agreements, whereby the short-term noteholder agreed to exchange all of the Company’s outstanding obligations under such short-term notes, which as of December 29, 2015 had outstanding obligations of $750,002, into the Convertible Notes at a rate, expressed in principal amount of Convertible Notes equal to $1.00 for $1.00, in exchange for the cancellation of the short-term notes, with all amounts due thereunder being cancelled and deemed to have been paid in full, including any accrued but unpaid interest.

The short-term noteholders include certain related parties of the Company, including Abraham Mirman, the Chief Executive Officer and a director of the Company ($250,000), General Merrill McPeak, a director of the Company ($250,000), and Nuno Brandolini, a director of the Company ($150,000).

Additionally, on March 18, 2016, the Company issued an additional aggregate principal amount of $500,000 in Convertible Notes and warrants to purchase up to 200,000  shares of our Common Stock. The terms and conditions of the Convertible Notes are identical to those of the Convertible Notes issued previously with the exception of the maturity date, which is April 1, 2017.

The Purchasers include a related party of the Company, R. Glenn Dawson, a director of the Company ($50,000).

Abraham Mirman

Abraham Mirman, the Chief Executive Officer and a director of the Company, is an indirect owner of a group which converted approximately $220,000 of Debentures in connection with the $9.00 million of Debentures converted in January 2014, and was paid $10,000 in interest at the time of the Debenture conversion.

During the January 2014 private placement, Mr. Mirman entered into a subscription agreement with the Company to invest $500,000, for which Mr. Mirman will receive 25,000 shares of stock and 25,000 warrants. The subscription agreement will not be consummated until a shareholder meeting is conducted to receive the required approval to allow executives and Board directors the ability to participate in the offering.

Additionally, as discussed below, on January 31, 2014, the Company entered into the First Conversion Agreement with the holders of the Debentures, which also included The Bralina Group, LLC, in which Mr. Mirman has voting and dispositive power,

In April 2014, the Company appointed Abraham Mirman to serve as the Company’s Chief Executive Officer. Prior to joining the Company, Mr. Mirman was employed by T.R. Winston & Company, LLC, or TRW, as its Managing Director of Investment Banking and until September 2014 continued to devote a portion of his time to serving in that role. In connection with the appointment of Mr. Mirman, the Company and TRW amended the investment banking agreement in place between the Company and TRW at that time to provide that, upon our receipt of gross cash proceeds or drawing availability of at least $30.00 million, measured on a cumulative basis and including certain restructuring transactions, subject to the Company’s continued employment of Mr. Mirman, TRW would receive from the Company a lump sum payment of $1.00 million. Mr. Mirman’s compensation arrangements with TRW provided that upon TRW’s receipt from the Company of the lump sum payment, TRW would make a payment of $1 million to Mr. Mirman. The Board determined in September 2014 that the criteria for the lump sum payment had been met. Mr. Mirman also received, as part of his compensation arrangement with TRW, the 10,000 shares of Common Stock that were issued to TRW in conjunction with the investment banking agreement.

G. Tyler Runnels and T.R. Winston

The Company has participated in several transactions with TRW, of which G. Tyler Runnels, a former member of the Board of Directors, is chairman and majority owner. Mr. Runnels also beneficially holds more than 5% of Common Stock, including the holdings of TRW and his personal holdings, and has personally participated in certain transactions with the Company.

On January 22, 2014, the Company paid TRW a commission equal to $486,000 (equal to 8% of gross proceeds at the closing of the January 2014 private placement). Of this $486,000 commission, $313,750 was paid in cash and $172,250 was paid in 86,125 Units. In addition, the Company paid TRW a non-accountable expense allowance of $182,250 (equal to 3% of gross proceeds at the closing of the January 2014 private placement) in cash. If the participation of certain of the Company’s current and former officers and directors, who remain committed, is approved by stockholders, the Company will pay TRW an additional commission. The Units issued to TRW were the same Units sold in the January 2014 private placement and were invested in the January 2014 private placement.

On January 31, 2014, the Company entered into a conversion agreement with all of the holders of the Debentures, including TRW and Mr. Runnels’ personal trust, or the First Conversion Agreement. Under the terms of the First Conversion Agreement, $9.0 million of the approximately $15.6 million in Debentures outstanding as of January 30, 2014 immediately converted to shares of Common Stock at a price of $20.00 per common share. As additional inducement for the conversions, the Company issued warrants to the converting Debenture holders to purchase one share of Common Stock, at an exercise price equal to $25.00 per share, for each share of Common Stock issued upon conversion of the Debentures. TRW acted as the investment banker for the First Conversion Agreement and was compensated by being issued 22,500 shares of Common Stock valued at a market price of $30.50 per share. During the year ended December 31, 2014, the Company valued the investment banker compensation at $686,000.

On May 19, 2014, the Company and the holders of the Debentures agreed to extend the maturity date under the Debentures until August 15, 2014, and on June 6, 2014, they agreed to further extend the maturity date under the Debentures from August 15, 2014 to January 15, 2015. In January 2015, the Company entered into an extension agreement which extends the maturity date of the Debentures until January 8, 2018. Upon completion of the conversion of the remaining Debentures, TRW will be entitled to an additional commission.

On October 6, 2014, the Company entered into a letter agreement, or the Waiver, with the holders of the Debentures, including TRW and Mr. Runnels’ personal trust. Pursuant to the Waiver, the holders of the Debentures agreed to waive any Event of Default (as that term is defined in the Debentures) that may have occurred prior to the date of the Waiver, including any default in connection with the Hexagon term loan, and to rescind and annul any acceleration or right to acceleration that may have been triggered thereby. In exchange for the Waiver, the Company agreed that TRW, as representative for the holders of the Debentures, would have the right to nominate two qualified individuals to serve on the Board. Mr. Runnels is one of the qualified nomination designees which TRW had elected to place on the Board.

On March 28, 2014, the Company entered into a Transaction Fee Agreement with TRW in connection with the May private placement, or the Transaction Fee Agreement. Pursuant to the Transaction Fee Agreement, the Company agreed to compensate TRW 5% of the gross proceeds of the May private placement, plus a $25,000 expense reimbursement. On April 29, 2014, the Company and TRW amended the Transaction Fee Agreement to increase TRW’s compensation to 8% of the gross proceeds, plus an additional 1% of the gross proceeds as a non-accountable expense reimbursement in addition to the $25,000 originally contemplated. All fees were netted against gross proceeds from the May private placement.

On May 30, 2014, the Company paid TRW a commission equal to $600,000 (equal to 8% of gross proceeds at the closing of the May private placement). Of this $600,000 commission, $51,850 was paid in cash to TRW, $94,150 was paid in cash to other brokers designated by TRW, and remaining $454,000 was invested by TRW into shares of Series A 8% Convertible Preferred Stock. In addition, the Company paid TRW a non-accountable expense allowance of $75,000 (equal to 1% of gross proceeds at the closing of the May private placement) in cash.

On June 6, 2014, TRW executed a commitment to purchase or affect the purchase by third parties of an additional $15 million in Series A 8% Convertible Preferred Stock, to be consummated within ninety (90) days thereof. The agreement was subsequently extended and expired on February 22, 2015. On February 25, 2015, the Company and TRW agreed in principal to a replacement commitment, pursuant to which TRW has agreed that, at the request of the Board, TRW would purchase or effect the purchase by third parties of an additional $7.5 million in Series A 8% Convertible Preferred Stock, to be consummated no later than February 23, 2016, with all other terms substantially the same as those of the original commitment, which has not occurred.

Ronald D. Ormand

On March 20, 2014, the Company entered into an Engagement Agreement, or the MLV Engagement Agreement, with MLV in September of 2015. Pursuant to the Engagement Agreement, MLV acted as the Company’s exclusive financial advisor. Ronald D. Ormand, director of the Company since February 2015 and chairman of the Board of Directors as of January 2016, was the former Managing Director and Head of the Energy Investment Banking Group at MLV until January 2016. The Engagement Agreement provided for a fee of $25,000 to be paid monthly to MLV, subject to certain adjustments and other specific fee arrangements in connection with the nature of financial services being provided. The term of the MLV Engagement Agreement expired on October 31, 2015.

The Company expensed $150,000 and $50,000 for the years ended December 31, 2015 and 2014, respectively. A total of $150,000 was paid to MLV for the year ended December 31, 2014. On May 27, 2015, MLV agreed to take $150,000 of its accrued fees Common Stock and was issued 7,500 shares in lieu of cash payment. The closing share price on May 27, 2015 was $15.60.

Hexagon, LLC

Hexagon, LLC, or Hexagon, our former primary lender, still holds over 5% of the Company’s Common Stock.

The Company was a party to three term loan credit agreements dated as of January 29, 2010, March 25, 2010, and April 14, 2010, respectively, which collectively, are referred to as the credit agreements with Hexagon. On April 15, 2013, the Company and Hexagon agreed to amend the credit agreements to extend their maturity dates to May 16, 2014. Pursuant to the amendment, Hexagon agreed to (i) reduce the interest rate under the credit agreements from 15% to 10% beginning retroactively with March 2013, (ii) permit the Company to make interest only payments for March, April, May, and June 2013, after which time the minimum secured term loan payment became $0.23 million, and (iii) forbear from exercising its rights under the term loan credit agreements for any breach that may have occurred prior to the amendment. In consideration for the extended maturity date, the reduced interest rate and minimum loan payment under the secured term loans, the Company provided Hexagon an additional security interest in 15,000 acres of its undeveloped acreage.

In addition, Hexagon and its affiliates had interests in certain of the Company’s wells independent of Hexagon’s interests under the term loans, for which Hexagon or its affiliates receive revenue and joint-interest billings.

On September 2, 2014, the Company entered into the Final Settlement Agreement with Hexagon, to settle all amounts payable by the Company pursuant to existing credit agreements with Hexagon that were secured by the Hexagon Collateral. Pursuant to the Final Settlement Agreement, in exchange for full extinguishment of all amounts payable ($15.1 million in principal and interest) pursuant to the credit agreements and related promissory notes, the Company agreed to assign to Hexagon all of the Hexagon Collateral, and issued to Hexagon $2.0 million in a new series of 6% Redeemable Preferred Stock. The Final Settlement Agreement also prohibited Hexagon from selling or otherwise disposing of any shares of Common Stock held by Hexagon until February 29, 2016. In addition, pursuant to the Final Settlement Agreement, the Company and Hexagon each mutually released and discharged all known and unknown claims against the other and their respective representatives that they had or may have, including claims relating to the credit agreements.

Officers and Directors

As discussed above, on January 31, 2014, the Company entered into the First Conversion Agreement with the holders of the Debentures, which also included W. Phillip Marcum, the Company’s then Chief Executive Officer, and A. Bradley Gabbard, the Company’s then Chief Financial Officer.

Employment Agreements with Officers

See Note 12—Share Based and Other Compensation.

Compensation of Directors

See Note 12—Share Based and Other Compensation.